Income Tax (Recovery) Expense - Summary of tax-effected temporary differences which result in deferred income tax assets and (liabilities) (Detail) $ in Millions, $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (98.0)	$ (110.9)
Net Loss	(6.5)	106.8
Foreign Exchange	(6.4)	4.1
Other Comprehensive Loss	0.0		$ 0.0
Ending balance	(110.9)	0.0
Accounting reserves [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1.3	1.1
Net Loss	0.0	(8.5)
Foreign Exchange	(0.2)	0.2
Other Comprehensive Loss	0.0		0.0
Ending balance	1.1	(7.2)
Inventory reserve [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1.9)	(1.1)
Net Loss	0.6	7.3
Foreign Exchange	0.2	(0.2)
Other Comprehensive Loss	0.0		0.0
Ending balance	(1.1)	6.0
Defined benefit pension - past service costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12.6	13.4
Net Loss	0.0	1.4
Foreign Exchange	0.8	(0.7)
Other Comprehensive Loss	0.0		0.0
Ending balance	13.4	14.1
Other post-employment benefits - past service costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1.0	1.1
Net Loss	0.0	(1.5)
Foreign Exchange	0.1	0.0
Other Comprehensive Loss	0.0		0.0
Ending balance	1.1	(0.4)
Capital tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2.1	2.3
Net Loss	0.1	0.0
Foreign Exchange	0.1	(0.1)
Other Comprehensive Loss	0.0		0.0
Ending balance	2.3	2.2
Property, plant and equipment and intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(140.5)	(147.7)
Net Loss	1.4	107.4
Foreign Exchange	(8.6)	5.8
Other Comprehensive Loss	0.0		0.0
Ending balance	(147.7)	(34.5)
Unrealized exchange gain on US dollar debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(0.1)	(1.4)
Net Loss	(1.2)	1.1
Foreign Exchange	(0.1)	0.1
Other Comprehensive Loss	0.0		0.0
Ending balance	(1.4)	(0.2)
Governmental loans benefit [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(28.9)	(35.9)
Net Loss	(4.9)	0.2
Foreign Exchange	(2.1)	1.7
Other Comprehensive Loss	0.0		0.0
Ending balance	(35.9)	(34.0)
Financing expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.9	1.0
Net Loss	0.1	(0.6)
Foreign Exchange	0.0	0.0
Other Comprehensive Loss	0.0		0.0
Ending balance	1.0	0.4
Deferred revenue [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	50.3	52.5
Net Loss	(0.9)	(33.1)
Foreign Exchange	3.1	(2.1)
Other Comprehensive Loss	0.0		0.0
Ending balance	52.5	17.3
SRED expenditures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(0.1)	(0.1)
Net Loss	0.0	0.1
Foreign Exchange	0.0	0.0
Other Comprehensive Loss	0.0		0.0
Ending balance	(0.1)	0.0
Transaction costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2.6	1.6
Net Loss	(1.1)	(1.6)
Foreign Exchange	0.1	(0.1)
Other Comprehensive Loss	0.0		0.0
Ending balance	1.6	(0.1)
Unrealized Loss On Cash Flow Hedges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1.5	0.0
Net Loss	(1.5)
Foreign Exchange	0.0
Other Comprehensive Loss	0.0
Ending balance	0.0
Realized Exchanged Loss On Governmental Loans [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0.4	0.0
Net Loss	(0.4)
Foreign Exchange	0.0
Other Comprehensive Loss	0.0
Ending balance	0.0
Share-based payment compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1.8	3.3
Net Loss	1.3	1.6
Foreign Exchange	0.2	(0.2)
Other Comprehensive Loss	0.0		0.0
Ending balance	3.3	4.7
Corporate minimum tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Loss			21.5
Foreign Exchange			(0.2)
Ending balance			21.3
Severance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net Loss			11.5
Foreign Exchange			(0.1)
Ending balance			11.4
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1.0)	(1.0)
Net Loss	0.0	0.0
Foreign Exchange	0.0	0.0
Other Comprehensive Loss	0.0		$ 0.0
Ending balance	$ (1.0)	$ (1.0)